Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
February 29, 2024
ISG-NPRT1-0424
1.968340.110
U.S. Government and Government Agency Obligations - 75.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 75.3%
U.S. Treasury Bonds:
4.125% 8/15/53	2,506,000	2,399,103
4.375% 8/15/43	679,000	664,783
U.S. Treasury Notes:
0.25% 7/31/25	15,964,000	14,969,984
0.25% 9/30/25	14,373,000	13,390,471
0.25% 10/31/25	4,130,000	3,834,770
0.375% 4/30/25	13,973,000	13,257,430
0.375% 12/31/25 (b)	1,226,000	1,134,242
0.75% 3/31/26	939,000	868,208
0.75% 8/31/26	6,957,000	6,346,088
1.125% 10/31/26	800,000	733,219
1.25% 12/31/26	7,119,000	6,522,506
1.375% 1/31/25	2,300,000	2,223,992
1.5% 9/30/24	7,921,000	7,752,369
1.5% 10/31/24	1,920,000	1,873,725
1.5% 1/31/27	1,144,000	1,053,106
1.625% 9/30/26	552,000	514,266
1.75% 7/31/24	7,660,000	7,548,391
2.5% 3/31/27	15,200,000	14,372,313
2.75% 7/31/27	6,310,000	5,985,627
3.625% 3/31/28	2,250,000	2,191,201
3.625% 5/31/28 (b)	2,400,000	2,336,344
3.875% 1/15/26	4,120,000	4,061,097
3.875% 11/30/27	4,110,000	4,041,768
3.875% 12/31/27	10,479,000	10,302,263
4% 1/15/27	2,700,000	2,668,359
4% 2/15/27	3,350,000	3,322,520
4% 2/29/28	3,140,000	3,101,363
4% 10/31/29	2,320,000	2,286,922
4% 1/31/31	380,000	373,825
4.125% 10/31/27	6,500,000	6,446,680
4.25% 12/31/24	5,520,000	5,479,894
4.375% 12/15/26	150,000	149,695
4.375% 11/30/30	1,549,000	1,557,229
4.625% 2/28/25	8,600,000	8,564,055
4.875% 11/30/25	3,060,000	3,067,411
4.875% 10/31/28	10,612,000	10,871,497
TOTAL U.S. TREASURY OBLIGATIONS		176,266,716
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,023,940
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $182,939,868)		177,290,656

U.S. Government Agency - Mortgage Securities - 7.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	2,333	2,361
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	1,102	1,116
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	465	473
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	828	836
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (c)(d)	1,000	1,008
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	881	889
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.540% 7.42% 4/1/33 (c)(d)	11,899	12,015
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.131% 2/1/44 (c)(d)	2,115	2,150
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.241% 5/1/44 (c)(d)	3,280	3,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	691	706
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (c)(d)	1,103	1,114
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	3,960	4,019
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.319% 2/1/44 (c)(d)	5,598	5,697
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	654	662
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.599% 4/1/44 (c)(d)	10,325	10,565
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (c)(d)	4,009	4,072
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	5,744	5,846
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (c)(d)	2,890	2,930
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (c)(d)	4,554	4,642
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(d)	5,691	5,836
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(d)	1,121	1,149
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (c)(d)	766	779
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (c)(d)	10,237	10,423
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	13,005	13,268
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (c)(d)	8,354	8,531
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (c)(d)	8,115	8,299
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.582% 8/1/35 (c)(d)	6,822	6,986
U.S. TREASURY 1 YEAR INDEX + 2.180% 6.079% 7/1/36 (c)(d)	5,426	5,468
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	807	821
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	1,544	1,561
U.S. TREASURY 1 YEAR INDEX + 2.300% 6.303% 12/1/32 (c)(d)	33,104	33,456
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.212% 12/1/32 (c)(d)	62,069	62,759
1.5% 11/1/40 to 11/1/41	2,823,027	2,283,026
2% 2/1/28 to 7/1/41	3,357,154	2,942,401
2.5% 1/1/28 to 11/1/41	1,799,138	1,634,775
3% 11/1/34 to 2/1/52 (e)(f)	1,315,397	1,193,125
3.5% 9/1/33 to 3/1/52	266,414	251,847
4% 7/1/46 to 10/1/46	808,700	762,399
4.5% 11/1/25 to 6/1/41	175,386	170,989
5% 10/1/52 to 12/1/52 (e)(f)	781,154	767,539
5.5% 8/1/25	317	318
6% to 6% 1/1/34 to 6/1/53 (f)	691,511	704,618
6.5% 5/1/27 to 8/1/36	107,987	111,609
TOTAL FANNIE MAE		11,046,453
Freddie Mac - 2.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (c)(d)	8,398	8,486
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	24,179	24,617
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (c)(d)	12,390	12,569
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	27,655	28,200
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (c)(d)	10,215	10,394
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(d)	6,497	6,580
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (c)(d)	1,427	1,454
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	88	90
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	5,433	5,565
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (c)(d)	488	501
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (c)(d)	8,900	8,961
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.062% 4/1/34 (c)(d)	18,627	18,873
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(d)	6,625	6,736
1.5% 12/1/40 to 4/1/41	772,988	628,212
2% 5/1/36 to 7/1/41	1,793,475	1,541,516
2.5% 1/1/28 to 1/1/42	2,447,480	2,177,476
3% 9/1/34 to 3/1/52	428,030	390,772
3.5% 7/1/32 to 3/1/52 (e)	235,037	216,735
5% 9/1/35 to 12/1/52 (e)(f)	647,179	635,954
5.5% 9/1/52	435,812	435,340
6.5% 10/1/53	407,423	420,422
TOTAL FREDDIE MAC		6,579,453
Ginnie Mae - 0.1%
6% 6/15/36	104,687	107,358
3.5% 2/20/50	8,950	8,169
5.47% 8/20/59 (c)(g)	98	93
TOTAL GINNIE MAE		115,620
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,595,587)		17,741,526

Collateralized Mortgage Obligations - 6.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 6.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.64% 4/25/24 (c)(d)	339	338
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4161% 8/25/31 (c)(d)	10,645	10,699
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0389% 11/18/31 (c)(d)	11,080	11,013
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (c)(d)	2,271	2,281
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8861% 11/25/32 (c)(d)	28,347	28,316
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 11/25/32 (c)(d)	4,652	4,672
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3661% 6/25/36 (c)(d)	139,177	139,604
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	3,707	3,690
Series 2021-65 Class MA, 2% 8/25/51	462,874	391,902
sequential payer:
Series 2004-52 Class KZ, 5.5% 7/25/34	223,658	222,559
Series 2020-101 Class BA, 1.5% 9/25/45	272,810	230,887
Series 2020-67 Class KZ, 3.25% 9/25/40	224,227	202,974
Series 2020-75 Class HA, 1.5% 12/25/44	777,729	659,442
Series 2022-1 Class KA, 3% 5/25/48	153,228	137,010
Series 2022-13 Class MA, 3% 5/25/44	636,279	589,107
Series 2022-3:
Class G, 2% 11/25/47	1,000,586	848,112
Class N, 2% 10/25/47	1,204,739	1,026,076
Series 2022-35 Class CK, 4% 3/25/47	1,312,371	1,232,955
Series 2022-49 Class TE, 4.5% 12/25/48	1,141,415	1,099,579
Series 2022-65 Class GA, 5% 4/25/46	1,133,412	1,094,499
Series 2022-7 Class A, 3% 5/25/48	218,423	195,313
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	3,189	9
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3561% 3/25/36 (c)(d)	94,401	94,628
Series 2011-67 Class AI, 4% 7/25/26 (h)	2,668	51
Series 2020-45 Class JL, 3% 7/25/40	13,109	11,715
Freddie Mac:
floater:
Series 2448 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (c)(d)	11,474	11,518
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 11/15/32 (c)(d)	11,998	11,941
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0392% 2/15/32 (c)(d)	6,042	6,017
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 2/15/33 (c)(d)	32,873	32,915
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 3/15/34 (c)(d)	41,603	41,083
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	300,028	242,440
Series 2022-5213 Class JM, 3.5% 9/25/51	487,368	457,533
Series 2022-5214 Class CG, 3.5% 4/25/52	197,719	182,467
Series 2022-5220 Class PK, 3.5% 1/25/51	190,986	178,031
Series 2022-5224 Class DQ, 3.75% 8/25/44	273,568	258,070
Series 3415 Class PC, 5% 12/15/37	16,887	16,617
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	5,641	5,692
Series 2004-2802 Class ZG, 5.5% 5/15/34	191,078	193,113
Series 2020-5018:
Class LC, 3% 10/25/40	79,277	70,929
Class LT, 3.25% 10/25/40	232,032	209,699
Class LY, 3% 10/25/40	60,135	53,789
Series 2022-5189 Class DA, 2.5% 5/25/49	128,048	109,065
Series 2022-5190 Class BA, 2.5% 11/25/47	112,514	98,131
Series 2022-5197 Class DA, 2.5% 11/25/47	85,438	74,578
Series 2022-5198 Class BA, 2.5% 11/25/47	451,154	399,966
Series 2022-5202 Class LB, 2.5% 10/25/47	91,208	79,728
Series 2145 Class MZ, 6.5% 4/15/29	35,048	35,295
Series 2357 Class ZB, 6.5% 9/15/31	32,547	33,027
Series 3859 Class JZ, 5% 5/15/41	248,964	249,159
Series 2020-5041 Class LB, 3% 11/25/40	135,293	121,132
Series 2021-5083 Class VA, 1% 8/15/38	1,154,216	1,075,593
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9343% 7/20/37 (c)(d)	26,107	25,790
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9143% 1/20/38 (c)(d)	6,835	6,745
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2943% 8/20/38 (c)(d)	53,931	54,045
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3343% 9/20/38 (c)(d)	39,130	39,264
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0358% 11/16/39 (c)(d)	33,258	32,925
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9658% 12/16/39 (c)(d)	19,845	19,599
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (c)(d)(g)	329,429	327,725
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (c)(d)(g)	300,803	298,809
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (c)(d)(g)	272,189	270,506
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (c)(d)(g)	120,568	119,978
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (c)(d)(g)	94,856	94,537
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (c)(d)(g)	75,972	75,648
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (c)(d)(g)	113,123	112,661
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (c)(d)(g)	87,471	87,164
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(g)	107,268	106,920
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(d)(g)	99,259	98,949
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (c)(d)(g)	105,982	105,681
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (c)(d)(g)	105,163	104,941
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (c)(d)(g)	115,813	115,706
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (c)(d)(g)	61,566	61,499
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (c)(d)(g)	114,843	114,600
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (c)(d)(g)	55,206	55,042
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (c)(d)(g)	1,486	1,473
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (c)(d)(g)	2,347	2,297
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (c)(d)(g)	3,177	3,141
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (c)(d)(g)	3,920	3,850
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	95,917	91,999
Series 2017-134 Class BA, 2.5% 11/20/46	29,391	26,240
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	53,223	52,004
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	492,658	471,324
Series 2010-H18 Class PL, 5.0108% 9/20/60 (c)(g)	2,970	2,938
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	12,032	11,566
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (c)(d)(g)	172,121	171,508
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (c)(d)(g)	288,047	286,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,922,680)		15,938,843

Commercial Mortgage Securities - 8.9%
	Principal Amount (a)	Value ($)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	179,344	176,634
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,093,358	1,073,215
Series 2015-K049 Class A2, 3.01% 7/25/25	25,000	24,310
Series 2015-K050 Class A2, 3.334% 8/25/25 (c)	990,127	965,881
Series 2015-KPLB Class A, 2.77% 5/25/25	680,000	659,788
Series 2016-K052 Class A2, 3.151% 11/25/25	1,115,675	1,082,808
Series 2016-K055 Class A2, 2.673% 3/25/26	1,200,000	1,148,848
Series 2017-K066 Class A2, 3.117% 6/25/27	170,000	161,897
Series 2017-K729 Class A2, 3.136% 10/25/24	510,328	502,422
Series 2018-K731 Class A2, 3.6% 2/25/25	172,451	169,837
Series 2018-K732 Class A2, 3.7% 5/25/25	963,516	946,838
Series 2018-K733 Class A2, 3.75% 8/25/25	1,091,701	1,070,142
Series 2019-K736 Class A2, 2.282% 7/25/26	1,100,000	1,040,839
Series 2021-K746 Class A2, 2.031% 9/25/28	500,000	444,606
Series 2022-K747 Class A2, 2.05% 11/25/28	300,000	266,150
Series 2023-160 Class A1, 4.68% 10/25/32	299,366	295,487
Series 2023-K752 Class A2, 4.284% 7/25/30	525,000	510,879
Series 2023-K753 Class A2, 4.4% 10/25/30	800,000	782,622
Series K058 Class A2, 2.653% 8/25/26	800,000	760,068
Series K065 Class A2, 3.243% 4/25/27	200,000	191,637
Series K073 Class A2, 3.35% 1/25/28	199,980	190,227
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	300,000	288,011
Series 2017-K068 Class A2, 3.244% 8/25/27	1,500,000	1,430,997
Series 2017-K727 Class A2, 2.946% 7/25/24	912,996	903,982
Series 2022 K748 Class A2, 2.26% 1/25/29	300,000	267,846
Series K048 Class A2, 3.284% 6/25/25 (c)	900,000	879,681
Series K053 Class A2, 2.995% 12/25/25	700,000	676,920
Series K063 Class A2, 3.43% 1/25/27	400,000	385,990
Series K734 Class A2, 3.208% 2/25/26	500,000	484,785
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	174,820	171,206
Series K044 Class A2, 2.811% 1/25/25	646,186	632,365
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (i)	2,400,000	2,300,480
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,928,434)		20,887,398

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	5,430,728	5,431,814
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	3,381,491	3,381,829
TOTAL MONEY MARKET FUNDS (Cost $8,813,642)		8,813,643

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	6,100,000	247,382

Call Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	6,100,000	246,247

TOTAL PURCHASED SWAPTIONS (Cost $493,186)			493,629

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $247,693,397)	241,165,695
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(6,888,717)
NET ASSETS - 100.0%	234,276,978

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
5% 3/1/54	(900,000)	(872,859)

TOTAL TBA SALE COMMITMENTS (Proceeds $879,223)		(872,859)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6	Jun 2024	662,625	2,382	2,382
CBOT 2-Year U.S. Treasury Note Contracts (United States)	260	Jun 2024	53,235,000	26,701	26,701
CBOT 5-Year U.S. Treasury Note Contracts (United States)	179	Jun 2024	19,136,219	35,426	35,426

TOTAL PURCHASED					64,509

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	16	Jun 2024	1,908,000	(18,786)	(18,786)

TOTAL FUTURES CONTRACTS					45,723
The notional amount of futures purchased as a percentage of Net Assets is 31.2%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	3,255,000	18,291	0	18,291
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	9,199,000	50,380	0	50,380
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	1,961,000	13,221	0	13,221
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2034	5,176,000	32,507	0	32,507
TOTAL INTEREST RATE SWAPS							114,399	0	114,399

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $677,385.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $673,442.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,300,480 or 1.0% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,797,430	29,255,016	30,620,632	121,122	-	-	5,431,814	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	15,906,808	15,368,883	27,893,862	605	-	-	3,381,829	0.0%
Total	22,704,238	44,623,899	58,514,494	121,727	-	-	8,813,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.